SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED (Details) - $ / shares									1 Months Ended
	Mar. 28, 2025	Jan. 29, 2025	Mar. 13, 2024	Mar. 01, 2024	Nov. 24, 2023	Nov. 20, 2023	Oct. 20, 2023	Jul. 26, 2023	Jan. 31, 2025
IfrsStatementLineItems [Line Items]
Grant date share price	$ 1.50		$ 1.46	$ 1.33	$ 1.65	$ 1.71	$ 1.57	$ 1.53
Exercise share price	$ 1.50		$ 1.46	$ 1.33	$ 1.65	$ 1.71	$ 1.57	$ 1.53	$ 1.6
Vesting periods	25 % over 4 years		33.3% over three years	50% over two years	25% over four years	25% over four years	33.3% over three years	25% over four years
Risk free rate	4.36%		4.19%	4.18%	3.91%	3.70%	4.31%	3.91%
Expected volatility	108.70%		91.00%	91.00%	72.00%	72.00%	72.00%	68.80%
Option life	4 years		4 years	4 years	4 years	4 years	4 years	4 years
Grant one [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 1.07
Exercise share price		$ 1.60
Vesting periods		25% over four years
Risk free rate		3.95%
Expected volatility		110.60%
Option life		4 years
Grant two [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 1.07
Exercise share price		$ 1.60
Vesting periods		33.3% over three years
Risk free rate		4.06%
Expected volatility		110.60%
Option life		4 years
Grant three [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 1.07
Exercise share price		$ 1.60
Vesting periods		25% every 3 months
Risk free rate		4.73%
Option life		4 years
Grant three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility		56.00%
Grant three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility		90.10%
Grant four [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 1.07
Exercise share price		$ 1.60
Vesting periods		33.33% and 66.66% over 1 Year
Risk free rate		4.73%
Option life		4 years
Grant four [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility		90.10%
Grant four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility		94.30%
Grant five [member]
IfrsStatementLineItems [Line Items]
Grant date share price		$ 1.07
Exercise share price		$ 1.60
Vesting periods		Immediately
Risk free rate		4.473%
Expected volatility		110.60%
Option life		4 years